Summary of significant accounting policies - Concentration of risk (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 item	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Concentration Risk [Line Items]
Number of significant distributors | item					1	1
Trade accounts receivable, net | $	$ 64,151		$ 64,151		$ 46,513	$ 30,854
Revenue from Contract with Customer Benchmark [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Number of significant distributors | item	2	1	2	1
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Trade accounts receivable, net | $	$ 15,200		$ 15,200		$ 6,000	$ 7,800